JPMorgan Trust I

270 Park Avenue

New York, New York 10017

August 22, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of

JPMorgan Tax Aware High Income Fund (the “Fund”)

File No. 333-103022 and 811-21295

Ladies and Gentlemen:

We hereby submit for filing via EDGAR on behalf of JPMorgan Trust I pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 560 (Amendment No. 561 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The purpose of this filing is to reflect changes to the Fund’s name, investment strategies and associated risks and to register new Class R6 Shares.

If you have any questions, please call the undersigned at (212) 648-1872.

Sincerely,

/s/ Pamela L. Woodley
Pamela L. Woodley
Assistant Secretary